Concentrations of Risk - Schedule of Customer Concentration (Details)	6 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Schedule of Customer Concentration [Line Items]
Revenues	RM 48,544,240	$ 11,887,026	RM 47,867,433
Trade receivables	20,834,160			$ 5,101,660	RM 9,975,198
SM Prominent Sdn Bhd [Member]
Schedule of Customer Concentration [Line Items]
Revenues	RM 10,349,461		RM 10,558,412
Percentage of revenues	13.35%	13.35%	22.06%
Trade receivables	RM 5,770,036		RM 2,827,798
KLC Ventures Sdn Bhd [Member]
Schedule of Customer Concentration [Line Items]
Revenues	RM 7,716,025		RM 6,976,853
Percentage of revenues	9.95%	9.95%	14.58%
Trade receivables	RM 4,807,160		RM 880,025
SMD Tech - FZCO [Member]
Schedule of Customer Concentration [Line Items]
Revenues	RM 4,716,000
Percentage of revenues	6.08%	6.08%
Trade receivables	RM 4,716,000		RM 5,218,001
Rams Solutions Sdn bhd [Member]
Schedule of Customer Concentration [Line Items]
Revenues			RM 9,426,101
Percentage of revenues			19.69%
Trade receivables
Customer Concentration [Member]
Schedule of Customer Concentration [Line Items]
Revenues	RM 22,781,486		RM 32,759,366
Percentage of revenues	29.38%	29.38%	68.44%
Trade receivables	RM 15,293,196		RM 8,925,824